Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Components Of Deferred Tax Assets And Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$9,204	$8,886
Accrued vacation and bonus	8,016	6,631
Deferred rent	16,137	17,354
Share-based compensation	23,730	25,948
Notes receivable from employees	27,791	27,900
State net operating loss carryforward & credits	1,921	2,943
Foreign net operating loss carryforward	7,976	2,585
Foreign tax credits	1,253	—
Future foreign tax credit asset	8,406	8,603
Other — net	4,783	5,291

Total deferred tax assets	109,217	106,141

Deferred tax liabilities:
Revenue recognition	(19,706)	(33,462)
Property, equipment and capitalized software	(819)	(1,383)
Goodwill and other intangible asset amortization	(188,737)	(169,471)
Deferred compensation	(152)	—
Discount on long term debt	—	(1,264)

Total deferred tax liabilities	(209,414)	(205,580)

Valuation allowance	(1,939)	(886)

Net deferred tax assets (liabilities)	$(102,136)	$(100,325)

Schedule Of Income Before Income Tax Provision

The components of “Income before income tax provision” from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic	$40,275	$123,439	$81,371
Foreign	(37,161)	29,688	26,020

	$3,114	$153,127	$107,391

Schedule Of Components Of Income Tax Provision From Continuing Operations

The components of the income tax provision from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Current
Federal	$21,172	$30,048	$17,310
State	6,268	5,844	906
Foreign	7,021	5,977	7,468

	34,461	41,869	25,684

Deferred
Federal	$7,553	$11,858	$14,439
State	(719)	564	3,614
Foreign	(1,195)	(5,067)	(2,330)

	5,639	7,355	15,723

Income tax provision	$40,100	$49,224	$41,407

Schedule Of Effective Tax Rates That Varied From Statutory Federal Income Tax Rate

Our income tax provision from continuing operations resulted in effective tax rates that varied from the statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
Income tax expense at federal statutory rate	$1,090	$53,595	$37,587
State income taxes, net of federal benefit	3,607	4,166	3,895
Benefit from lower foreign tax rates	(5,357)	(7,115)	(2,246)
Non-deductible goodwill impairment	38,635	—	—
Other expenses not deductible for tax purposes	3,682	2,791	3,158
Changes in contingent consideration	(1,151)	(2,367)	—
Other adjustments, net	(406)	(1,846)	(987)

	$40,100	$49,224	$41,407